Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2022
Prospectus

Katherine Shaw no longer serves as co-manager of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since July 2022.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is co-manager of the fund, which she has managed since July 2022. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

VSASS2-22-02 1.9905430.101	July 11, 2022

Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Investor Class
April 30, 2022
Prospectus

Katherine Shaw no longer serves as co-manager of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since July 2022.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is co-manager of the fund, which she has managed since July 2022. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

VSACI-22-02 1.9905431.101	July 11, 2022